Consolidated Statement of Profit or Loss - USD ($)		2 Months Ended	12 Months Ended
	Jan. 01, 2023	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shipping income
Revenue (Note 4)			$ 1,666,080,000	$ 940,246,000	$ 1,235,127,000
Gains on disposal of vessels/other tangible assets (Note 8)			192,568,000	635,019,000	372,444,000
Other operating income (Note 4)			29,756,000	50,660,000	23,316,000
Total shipping income			1,888,404,000	1,625,925,000	1,630,887,000
Operating expenses
Raw materials and consumables			(10,265,000)	(3,735,000)	0
Voyage expenses and commissions (Note 5)			(362,155,000)	(174,310,000)	(142,090,000)
Vessel operating expenses (Note 5)			(420,409,000)	(199,646,000)	(231,033,000)
Charter hire expenses			(3,124,000)	(138,000)	(4,500,000)
Loss on disposal of vessels/other tangible assets (Note 8)			(4,000)	(2,000)	0
Depreciation tangible assets (Note 8)			(384,684,000)	(163,148,000)	(219,428,000)
Amortisation intangible assets (Note 9)			(3,284,000)	(2,881,000)	(1,612,000)
Impairment losses (Note 8)			(5,354,000)	(1,847,000)	0
General and administrative expenses (Note 5)			(141,975,000)	(77,766,000)	(62,532,000)
Total operating expenses			(1,331,254,000)	(623,473,000)	(661,195,000)
RESULT FROM OPERATING ACTIVITIES			557,150,000	1,002,452,000	969,692,000
Finance income (Note 6)			22,876,000	38,689,000	67,168,000
Finance expenses (Note 6)			(429,817,000)	(169,339,000)	(171,897,000)
Net finance expenses			(406,941,000)	(130,650,000)	(104,729,000)
Share of profit (loss) of equity accounted investees (net of income tax) (Note 26)			(882,000)	920,000	(927,000)
PROFIT (LOSS) BEFORE INCOME TAX			149,327,000	872,722,000	864,036,000
Income tax benefit (expense) (Note 7)			(10,185,000)	(1,893,000)	(6,009,000)
Profit (loss) for the period			139,142,000	870,829,000	858,027,000
Attributable to:
Owners of the company			160,696,062	870,829,138	858,026,940
Non-controlling interest			$ (21,554,000)	$ 0	$ 0
Basic earnings per share (in dollars per share)			$ 0.70	$ 4.44	$ 4.25
Diluted earnings per share (in dollars per share)			$ 0.70	$ 4.44	$ 4.25
Weighted average number of shares (basic) (in shares)	202,233,997	194,216,835	229,443,392	196,041,579	201,901,743	201,783,532
Weighted average number of shares (diluted) (in shares)			229,443,392	196,041,579	201,901,743